CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.000016666667	$ 0.000016666667
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	60,000,000	61,381,249
Common stock, shares outstanding	60,000,000	61,381,249